Non-cash operating items (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Changes In Non Cash Operating Items [Abstract]
Changes in Non-Cash Operating Items
The changes in non-cash operating items consist of the following:

	2019	2018
Accounts receivable	$(20,857)	$3,005
Fuel and natural gas in storage	13,985	1,351
Supplies and consumables inventory	(6,028)	(7,189)
Income taxes recoverable	17,796	(763)
Prepaid expenses	(7,501)	2,907
Accounts payable	63,854	(22,915)
Accrued liabilities	8,872	28,687
Current income tax liability	(5,016)	2,974
Asset retirements and environmental obligations	(2,494)	(7,293)
Net regulatory assets and liabilities	(2,308)	(8,890)
	$60,303	$(8,126)